Segment Information And Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Information And Concentrations [Abstract]
SEGMENT INFORMATION AND CONCENTRATIONS

NOTE 11: SEGMENT INFORMATION AND CONCENTRATIONS

The Company follows the provisions of ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which Management disaggregates the Company in making operating decisions. As of March 31, 2016 and for the three months ended March 31, 2016 and 2015, the Company operates in two segments. The segments are Products (principally consisting of Pioneer Products’ operations consisting of sales of recycled plastic products) and Services (principally consisting of Eco3D’s mapping, modeling and consulting services business plus costs associated with developing Intelleflex and Eco360 solutions). Home office costs are allocated to the two segments based on the relative support provided to those segments.

$
March 31, 2016	Products		Services		Total
Segmented operating revenues		$1,207		$757		$1.964
Cost of revenues		1,182		277		1,459
Gross profit		25		480		505
Total operating expenses net of depreciation and amortization, and interest expense, net		59		2,497		2,556
Depreciation and amortization		-		75		75
Interest expense, net		1		94		95
Net (loss) applicable to common shares		(35)		(2,186)		(2,221)
Non-controlling interest		-		2		2
Net (loss) – controlling interest		$(35)		$(2,188)		$(2,223)
Segmented assets
Property and equipment, net	-		$360		$360
Intangible assets, net		$15		$892		$907
Capital expenditures		$-		$49		$49

March 31, 2015	Products	Services	Total
Segmented operating revenues	$1,483	$742	$2,225
Cost of revenues	1,417	224	1,641
Gross profit	66	518	584
Total operating expenses net of depreciation and amortization, and interest expense, net	45	2,884	2,929
Depreciation and amortization	332	84	416
Interest expense, net	2	204	206
Net (loss) applicable to common shares	(313)	(2,654)	(2,967)
Non-controlling interest	-	51	51
Net (loss) – controlling interest	$(313)	$(2,705)	$(3,018)
Segmented assets
Property and equipment, net	$-	$403	$403
Intangible assets, net	$661	$894	$1,555
Capital expenditures	$-	$8	$8

During the three months ended March 31, 2016 and 2015, the Company had one major customer comprising 62% and 65% of revenue. A major customer is defined as a customer that represents 10% or greater of total sales. Additionally, the Company had two customers as of March 31, 2016 and December 31, 2015 with accounts receivable balances of 46% and 32% of the total accounts receivable. The Company does not believe that the risk associated with these customers will have an adverse effect on the business.

The Company maintained cash balances in excess of the FDIC insured limit in both years. The Company does not consider this risk to be material.

Note 9 - Concentration of Credit Risk

The Company maintains its cash in one bank deposit account, which at times may exceed the federally insured limits of $250,000 that exist through December 31, 2015. At December 31, 2015, the Company did not have any uninsured deposits.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company extends credit based on the customers’ financial conditions. The Company does not require collateral or other security to support customer receivables. Credit losses, when realized, have been within the range of management’s expectations. To further reduce credit risk associated with accounts receivable, the Company performs periodic credit evaluations of its customers.

	December 31, 2015	December 31, 2014
Concentrations in accounts receivable:
Customer A	100%	*
Customer B	*	60%
Customer C	*	40%

	December 31, 2015	December 31, 2014
Concentrations in net revenue:
Customer A	93%	90%

* Customer did not exceed 10% for the respective year.